UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-14083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey            8/15/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $110,391
                                       (thousands)


List of Other Included Managers:

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2       COLUMN 3       COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                            TITLE                           VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              OF CLASS         CUSIP          (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE
ABBOTT LABS                 COM              002824100        1,267      24,300  SH          SOLE                 24,300  0      0
AEP INDS INC                COM              001031103       27,034     926,140  SH          SOLE                926,140  0      0
ALTRIA GROUP INC            COM              02209S103        1,534      58,100  SH          SOLE                 58,100  0      0
AT&T INC                    COM              00206R102        1,264      40,800  SH          SOLE                 40,800  0      0
BEST BUY                    COM              086516101       10,075     320,768  SH          SOLE                320,768  0      0
CABLEVISION SYS CORP        CL A NY CABLVS   12686C109        7,352     290,186  SH          SOLE                290,186  0      0
CAMPBELL SOUP CO            COM              134429109        1,603      46,800  SH          SOLE                 46,800  0      0
CLOROX CO DEL               COM              189054109        1,973      29,500  SH          SOLE                 29,500  0      0
COCA COLA CO                COM              191216100        1,850      27,500  SH          SOLE                 27,500  0      0
HOME DEPOT INC              COM              437076102        8,251     227,789  SH          SOLE                227,789  0      0
ILLINOIS TOOL WKS INC       COM              452308109        1,531      27,100  SH          SOLE                 27,100  0      0
INTEL CORP                  COM              458140100        1,732      78,900  SH          SOLE                 78,900  0      0
JOHNSON & JOHNSON           COM              478160104        2,142      32,200  SH          SOLE                 32,200  0      0
KIMBERLY CLARK CORP         COM              494368103        1,132      17,000  SH          SOLE                 17,000  0      0
KRAFT FOODS INCS            CL A             50075N104        1,127      32,000  SH          SOLE                 32,000  0      0
MCDONALDS CORP              COM              580135101        1,695      20,100  SH          SOLE                 20,100  0      0
MICROSOFT CORP              COM              594918104        1,508      58,000  SH          SOLE                 58,000  0      0
PROCTER & GAMBLE CO         COM              742718109        9,355     148,362  SH          SOLE                148,362  0      0
SONOCO PRODS CO             COM              835495102       12,875     362,254  SH          SOLE                362,254  0      0
TIME WARNER CABLE INC       COM              88732J207        2,107      27,000  SH          SOLE                 27,000  0      0
UNITED TECHNOLOGIES CORP    COM              913017109        8,393      94,827  SH          SOLE                 94,827  0      0
VERIZON COMMUNICATIONS INC  COM              92343V104        1,544      42,000  SH          SOLE                 42,000  0      0
WAL MART STORES INC         COM              931142103        1,577      29,900  SH          SOLE                 29,900  0      0
3M CO                       COM              88579Y101        1,470      15,500  SH          SOLE                 15,500  0      0


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